Subsequent Events (Details) - Non-Adjusting Events After Reporting Period [Member] $ in Thousands	1 Months Ended
Mar. 20, 2023 USD ($) shares
Subsequent Events (Details) [Line Items]
Bonus plan grants amount | $	$ 161
Restricted stock units | shares	132,040
Subsequent events, description	●A bonus for certain employees in the form of 100,000 RSU’s. The RSUs will vest on a quarterly basis over one year following the grant. ● In addition to the grants in accordance with the 2022 bonus plan mentioned above, additional amount of 137,844 RSUs will be granted to one officer. The RSUs will vest quarterly over two years with acceleration condition upon meeting certain milestones. ● In addition to the grants in accordance with the 2022 bonus plan mentioned above, an additional 30% of the annual bonus will be granted to the Company’s CEO. ● The grant of 160,000 RSUs to the directors of the Company. The RSUs will vest one year following the grant. This grant is subject to shareholders’ approval. ● Options to a consultant of the Company in the economic value of $22,500. The options have an exercise price of $1.82 per share. The options will vest monthly, over 9 months from grant date. The options expire 10 years after grant date.